As filed with the Securities and Exchange Commission on September 7, 2005
                                     Investment Company Act file number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the period January 1, 2005 through June 30, 2005.


The Fund had net assets of $223,200,518 and 389 active shareholders as of June 30, 2005.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,
\s\Steven W. Duff

Steven W. Duff
President














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
           Class A Shares                     1/1/05                  6/30/05        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.20                     $4.43
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.38                     $4.46
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              1/1/05                  6/30/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,007.10                     $3.53
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.27                     $3.56
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
          Advantage Shares            Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              1/1/05                  6/30/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,005.70                     $4.97
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.84                     $5.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.89%, 0.71% and 1.00% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (January 1, 2005 through June 30, 2005), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
 Face                                                                           Maturity              Value                 Standard
Amount                                                                           Date      Yield     (Note 1)     Moody's   & Poor's
------                                                                           ----      -----      ------      -------   --------

Put Bonds (b) (3.33%)

------------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Plaquemines, LA Port, Harbor and Terminal District Port Facilities RB
           (Chevron Pipe Line Co.) - (c)                                        09/01/05    1.75%    $ 5,001,673
 1,500,000 Plaquemines, LA Port, Harbor and Terminal District Port Facilities RB
           (International Marine Terminal Project) - Series A (c)
           LOC KBC Bank                                                         03/15/06    2.60       1,500,000
   940,000 Pooled Puttable Floating Options Tax Exempt Receipts - Series PPT-33
           LOC Merrill Lynch & Company, Inc.                                    12/15/05    2.70         940,000               A1+
---------                                                                                            -----------
 7,440,000 Total Put Bonds                                                                             7,441,673
---------                                                                                            -----------


Tax Exempt Commercial Paper (8.65%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000 Infrastructure & Economic Development Bank, CA
           LOC BNP Paribas/Bank of New York/California State
           Teachers Retirement System                                           08/04/05    2.35%    $ 1,000,000     P1        A1+
 5,000,000 Los Angeles County, MTA
           LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
           Westdeutsche Landesbank                                              07/12/05    2.45       5,000,000     P1        A1+
 5,300,000 Los Angeles County, MTA
           LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
           Westdeutsche Landesbank                                              07/12/05    2.20       5,300,000     P1        A1+
 3,000,000 Port of Oakland, CA - Series E
           LOC Bank of America/JP Morgan Chase & Co.                            08/10/05    2.25       3,000,000     P1        A1+
 3,000,000 Regents of the University of California                              07/12/05    2.73       3,000,000     P1        A1+
 2,000,000 Regents of the University of California                              07/12/05    2.25       2,000,000     P1        A1+
---------                                                                                            -----------
19,300,000 Total Tax Exempt Commercial Paper                                                          19,300,000
----------                                                                                           -----------


Tax Exempt General Obligation Notes & Bonds (19.53%)

------------------------------------------------------------------------------------------------------------------------------------

$2,830,000 Alabama Public Housing Authority -Series B (c)
           Insured by FSA                                                       01/01/06    2.00%  $   2,816,035
 2,000,000 Alameda County, CA RAN (Alameda-Contra Costa Transit District)
           LOC BNP Paribas                                                      07/07/05    1.58       2,000,460    MIG-1      A1+
 1,000,000 California CSUCI Financing Authority Rental Housing RB -Series 2001
           LOC Citibank, N.A.                                                   08/01/05    1.60       1,000,000   VMIG-1
 2,500,000 California School Cash Reserve Program Authority - Series A
           Insured by AMBAC Indemnity Corp.                                     07/06/05    1.60       2,500,411    MIG-1      SP1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
 Face                                                                           Maturity              Value                 Standard
Amount                                                                           Date      Yield     (Note 1)     Moody's   & Poor's
------                                                                           ----      -----      ------      -------   --------

Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$2,000,000 City of Cincinnati, OH (c)                                           12/01/05    2.65%  $ 1,994,626
 3,850,000 Milpitas, CA Unified School District TRAN                            07/06/06    2.58     3,903,130                 SP1+
 6,000,000 Minnesota State HFA (Residential Housing Finance) -Series D          07/21/05    2.31     5,996,982     MIG-1       A1+
 2,300,000 Mountain View, Los Altos, CA Unified High School District TRAN       07/06/06    4.00     2,330,153                 SP1+
 4,000,000 Rhode Island Housing & Mortgage Finance Corp. Homeownership
           Opportunity notes -Series 42-B                                       03/31/06    1.95     3,966,198     MIG-1
 3,500,000 Richardson Texas Independent School District                         04/01/06    2.75     3,500,000    VMIG-1       A1+
 3,000,000 San Diego County, CA & School District TRAN - Series A               07/14/06    2.58     3,042,960     MIG-1       SP1+
 3,000,000 San Diego, CA Unified School District TRAN - Series A                07/24/06    2.65     3,042,210     MIG-1       SP1+
 3,000,000 San Juan, CA Unified School District TRAN                            11/18/05    1.95     3,011,850                 SP1+
 1,475,000 Santa Cruz County, CA TRAN - Series A                                07/06/05    1.62     1,475,274     MIG-1       SP1+
 3,000,000 State of Texas TRAN                                                  08/31/05    1.60     3,006,904     MIG-1       SP1+
----------                                                                                         -----------
43,455,000 Total Tax Exempt General Obligation Notes & Bonds                                        43,587,193
----------                                                                                         -----------


Variable Rate Demand Instruments (d) (72.18%)
----------------------------------------------------------------------------------------------------------------
$3,000,000 California ABN AMRO MuniTOPs Certificates Trust
           (Sequioa Union Single Assets) - Series 2004-26
           Insured by MBIA Insurance Corp.                                      08/01/12    2.31%  $ 3,000,000    VMIG-1
 5,000,000 California ABN AMRO MuniTOPs Certificates Trust
           (Sequioa Union Single Assets) - Series 2003-2
           Insured by MBIA Insurance Corp.                                      01/01/10    2.31     5,000,000    VMIG-1
 5,400,000 California Association for Bay Area Government Nonprofit Corp.
           (Valley Christian Schools)
           LOC Bank of America                                                  11/01/32    2.25     5,400,000    VMIG-1
 1,210,000 California HFFA RB (Adventist Hospital)
           LOC U.S. Bank, N.A.                                                  08/01/21    2.35     1,210,000    VMIG-1       A1+
 3,540,000 California Infrastructure & EDRB (San Francisco Ballet Association Project)
           LOC Allied Irish Bank                                                07/01/32    2.25     3,540,000    VMIG-1
 5,000,000 California State GO Bonds Series B-3
           LOC BNP Paribas/ Bank of New York/California State Teachers
           Retirement System                                                    05/01/33    2.35     5,000,000    VMIG-1       A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                      Ratings (a)
                                                                                                                  ------------------
 Face                                                                           Maturity              Value                 Standard
Amount                                                                           Date      Yield     (Note 1)     Moody's   & Poor's
------                                                                           ----      -----      ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
----------------------------------------------------------------------------------------------------------------
$5,520,000 California State (Kindergarten University) - Series A-1
           LOC Citibank/California State Teachers Retirement System             05/01/34    2.20%  $ 5,520,000    VMIG-1       A1+
 6,215,000 California State (Kindergarten University) - Series B-1
           LOC Citibank/State Street Bank & Trust Company/California State
           Teachers Retirement System/ National Australian Bank                 05/01/34    2.20     6,215,000    VMIG-1       A1+
 3,000,000 California State Department of Water Resources
           Power Supply RB - Series B-6
           LOC State Street Bank & Trust Company                                05/01/22    2.20     3,000,000    VMIG-1       A1+
 6,900,000 California State Department of Water Resources
           Power Supply RB - Series C-15
           LOC Bank of Nova Scotia                                              05/01/22    2.13     6,900,000    VMIG-1       A1+
13,000,000 California State Department of Water Resources RB
           Power Supply - Series C-4
           LOC JP Morgan Chase & Co./ California State Teachers Retirement
           System                                                               05/01/22    2.35    13,000,000    VMIG-1       A1+
 1,000,000 California Statewide Communities Development Authority
           (House Ear Institute) - Series 1993 A
           LOC JP Morgan Chase & Co.                                            12/01/18    2.23     1,000,000                 A1+
 4,685,000 California Statewide Communities Development Authority RB
           (Japanese American Museum) - Series A
           LOC Allied Irish Bank                                                08/01/30    2.28     4,685,000                 A1
 1,900,000 California Water Refuse Finance Authority RB
           Insured by FSA                                                       05/01/28    2.35     1,900,000                 A1+
 1,220,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/16    2.29     1,220,000    VMIG-1
 3,000,000 Clipper Tax-Exempt COPs - Series 2004
           Insured by MBIA Insurance Corp.                                      05/01/11    2.32     3,000,000    VMIG-1
 1,200,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
           Guaranteed by Federal Home Loan Bank                                 05/01/10    2.30     1,200,000                 A1+
 2,000,000 Connecticut State HEFA (Yale University)                             07/01/29    2.22     2,000,000    VMIG-1       A1+
 3,000,000 Connecticut State HEFA (Yale University) Series - 2003               07/01/37    2.22     3,000,000    VMIG-1       A1+
 1,100,000 Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series A
           LOC KBC Bank                                                         06/01/28    2.28     1,100,000    VMIG-1
 3,000,000 Golden State Tobacco Securitization Corporation RB
           Insured by AMBAC Indemnity Corp.                                     06/01/28    2.33     3,000,000                 A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2005
(UNAUDITED)
================================================================================


                                                                                                                      Ratings (a)
                                                                                                                  ------------------
 Face                                                                           Maturity              Value                 Standard
Amount                                                                           Date      Yield     (Note 1)     Moody's   & Poor's
------                                                                           ----      -----      ------      -------   --------

Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$6,000,000 Houston, TX Independent School District Limited
           Tax Schoolhouse & Refunding Bonds                                    06/15/33    2.35%  $ 6,000,000    VMIG-1       A1+
 1,000,000 Iowa Higher Education Loan Authority RB
           (St. Ambrose College) Series 2003
           LOC  Northern Trust Bank                                             04/01/33    2.30     1,000,000                 A1+
 4,000,000 Irvine, CA Improvement Bond Act-1915
           Assestment District # 03-19 - Series A
           LOC Bank of New York/California State Teachers Retirement System     09/02/29    2.20     4,000,000    VMIG-1
 1,100,000 Irvine Ranch, CA Water District #182 - Series A
           LOC Landesbank Hessen                                                11/15/13    2.30     1,100,000                 A1+
 5,800,000 Los Angeles, CA
           (Department of Water and Power System) - Subseries A-6               07/01/35    2.20     5,800,000    VMIG-1       A1+
 4,000,000 Los Angeles, CA
           (Department of Water and Power System) - Subseries B-5               07/01/34    2.25     4,000,000    VMIG-1       A1+
 3,300,000 Los Angeles, CA Housing Authority MHRB
           (Malibu Meadows Project) - Series 1998B
           Collateralized by Federal National Mortgage Association              04/15/28    2.20     3,300,000                 A1+
   365,000 Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) -
           Series 1995 LOC Commerce Bank                                        12/01/05    2.33       365,000                 A1
 1,200,000 Orange County, CA Apartments Development RB
           (Niguel Summit 1) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/09    2.30     1,200,000    VMIG-1
 3,100,000 Orange County, CA Sanitation District COPs - Series 1-3, 5-7, & 11
           Insured by AMBAC Indemnity Corp.                                     08/01/13    2.20     3,100,000    VMIG-1       A1+
 6,800,000 Pittsburg, CA Development Agency Tax Allocation
           Insured by AMBAC Indemnity Corp.                                     09/01/35    2.25     6,800,000                 A1+
 4,870,000 Puerto Rico Commonwealth Infrastructure Financing Authority          04/01/27    2.30     4,870,000                 A1+
 2,000,000 Puerto Rico Commonwealth ROC II - Series 185
           Insured by FGIC                                                      07/01/16    2.29     2,000,000    VMIG-1
 3,000,000 Rancho, CA Water District Finance Authority - Series B
           Insured by FGIC                                                      08/01/31    2.17     3,000,000    VMIG-1
 8,400,000 Riverside County, CA Public Facility COPs - Series B
           LOC State Street Bank & Trust Company                                12/01/15    2.47     8,400,000    VMIG-1       A1+
 3,595,000 Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
           Guaranteed by Federal National Mortgage Association                  04/15/10    2.20     3,595,000                 A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                      Ratings (a)
                                                                                                                  ------------------
 Face                                                                           Maturity              Value                 Standard
Amount                                                                           Date      Yield     (Note 1)     Moody's   & Poor's
------                                                                           ----      -----      ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
----------------------------------------------------------------------------------------------------------------
 $2,900,000 San Bernadino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                     07/01/15    2.23%  $ 2,900,000    VMIG-1       A1+
  3,000,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Bank                                               09/01/30    2.40     3,000,000    VMIG-1
  2,000,000 San Francisco Bay Area, CA Toll Bridge Authority RB
            Insured by AMBAC Indemnity Corp.                                    04/01/39    2.21     2,000,000    VMIG-1       A1+
  5,300,000 San Francisco, CA (Filmore Center A-1)
            Guaranteed by Federal Home Loan Mortgage Corporation                12/01/17    2.30     5,300,000                 A1+
  1,675,000 Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association             02/15/27    2.20     1,675,000                 A1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch)
            Guaranteed by Federal Home Loan Mortgage Corporation                06/01/10    2.20     1,000,000                 A1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                      07/01/23    2.20     2,000,000    VMIG-1       A1+
  3,000,000 State of California Municipal Trust Receipts - Series SGB 7
            Insured by FGIC                                                     09/01/21    2.31     3,000,000                 A1+
  1,800,000 Vallejo, CA Housing Authority MHRB - Series C
            LOC Bank of America                                                 01/01/08    2.28     1,800,000    VMIG-1
-----------                                                                                        -----------
161,095,000 Total Variable Rate Demand Instruments                                                 161,095,000
===========                                                                                        -----------

Variable Rate Demand Instruments - Private Placements (d) (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
 $1,840,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Comerica Bank                                                   12/01/14    3.00%  $ 1,840,000     P1           A1
    820,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                          12/01/09    3.00       820,000     P1           A1+
-----------                                                                                        -----------
  2,660,000 Total Variable Rate Demand Instruments - Private Placements                              2,660,000
-----------                                                                                        -----------
            Total Investments (104.88%) (cost $234,083,866+)                                       234,083,866
            Liabilities in excess of cash and other assets (-4.88%)                                (10,883,348)
                                                                                                   -----------
            Net Assets (100.00%)                                                                  $223,200,518
                                                                                                  ============
            Net asset value, offering and redemption price per share:
            Class A Shares,      173,754,936 shares outstanding (Note 3)                           $      1.00
                                                                                                   ===========
            Class B Shares,       18,678,628 shares outstanding (Note 3)                           $      1.00
                                                                                                   ===========
            Advantage Shares,     31,017,617 shares outstanding (Note 3)                           $      1.00
                                                                                                   ===========

            + Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2005
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN        =   Bond Anticipation Note                       IDRB     =   Industrial Development Revenue Bond
     COPs       =   Certificates of Participation                LOC      =   Letter of Credit
     CSUCI      =   California State University Channel Islands  MHRB     =   Multi-Family Housing Revenue Bond
     EDRB       =   Economic Development Revenue Bond            MTA      =   Metropolitan Transit Authority
     FGIC       =   Financial Guaranty Insurance Company         RAN      =   Revenue Anticipation Note
     FSA        =   Financial Security Assurance                 RB       =   Revenue Bond
     GO         =   General Obligation                           ROC      =   Reset Option Certificate
     HEFA       =   Health and Education Facilities Authority    TOPs     =   Tender Option Puts
     HFFA       =   Health Facility Finance Authority            TRAN     =   Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2005
(UNAUDITED)
================================================================================


--------------------------- ---------------------------- -------------------------------

         States                       Value                     % of Portfolio

--------------------------- ---------------------------- -------------------------------
Alabama                               $2,816,035                      1.20%
California                           186,491,448                     79.67
Connecticut                            5,000,000                      2.14
Iowa                                   1,000,000                      0.43
Louisiana                              6,501,673                      2.78
Minnesota                              5,996,982                      2.56
Ohio                                   1,994,626                      0.85
Puerto Rico                            6,870,000                      2.94
Rhode Island                           3,966,198                      1.69
Texas                                 12,506,904                      5.34
Other Territories                        940,000                      0.40
--------------------------- ---------------------------- -------------------------------
Total                              $ 234,083,866                    100.00%
--------------------------- ---------------------------- -------------------------------



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
  Interest......................................................................      $    2,343,922
                                                                                       -------------
Expenses: (Note 2)
   Investment management fee....................................................             340,330
   Administration fee...........................................................             238,231
   Distribution fee (Advantage shares)..........................................              67,407
   Shareholder servicing fee (Class A shares)...................................             178,647
   Shareholder servicing fee (Advantage shares).................................              37,449
   Custodian expenses...........................................................               6,839
   Shareholder servicing and related shareholder expenses+......................              59,710
   Legal, compliance and filing fees............................................              62,501
   Audit and accounting.........................................................              57,919
   Directors' fees and expenses.................................................               6,142
   Miscellaneous................................................................               6,925
                                                                                       -------------
     Total expenses.............................................................           1,062,100
     Less: Fees waived..........................................................             (52,428)
                                                                                       -------------
     Net expenses...............................................................           1,009,672
                                                                                       -------------
Net investment income...........................................................           1,334,250


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments................................................             116,332
                                                                                       -------------
Increase in net assets from operations..........................................      $    1,450,582
                                                                                       =============



+    Includes class specific transfer agency expenses of $35,730 and $5,484 for Class A and
     Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                        Six Months
                                                                           Ended                        Year
                                                                       June 30, 2005                    Ended
                                                                        (Unaudited)               December 31, 2004
                                                                        -----------               -----------------
INCREASE (DECREASE) IN NET ASSETS


Operations:
   Net investment income......................................      $      1,334,250            $         849,157
   Net realized gain on investments...........................               116,332                       36,534
                                                                     ---------------             ----------------
   Increase in net assets from operations.....................             1,450,582                      885,691


Dividends to shareholders from net investment income:*
   Class A shares.............................................            (1,120,720)                    (616,182)
   Class B shares.............................................              (125,623)                    (122,029)
   Advantage shares...........................................              (169,279)                     (92,680)

Capital share transactions (Note 3):
   Class A shares.............................................            (9,231,804)                  19,051,129
   Class B shares.............................................            (5,379,349)                   8,507,796
   Advantage shares...........................................            (3,410,421)                    (624,110)
                                                                      ---------------             ----------------
   Total increase (decrease)..................................           (17,986,614)                  26,989,615

Net assets:

   Beginning of period........................................           241,187,132                  214,197,517
                                                                     ---------------             ----------------
   End of period..............................................      $    223,200,518            $     241,187,132
                                                                     ===============             ================


   Undistributed net investment income........................      $        108,135            $         189,507
                                                                     ===============             ================


* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities - Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions - Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

   e) General -
   Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the Advantage shares. In addition, the Distributor receives .45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended June 30, 2005, the following fees were voluntarily waived by the Manager and Distributor:

Distribution fees - Advantage shares......................  $   14,979
Shareholder servicing fees - Advantage shares.............      37,449
                                                            ----------
    Total.................................................    $ 52,428
                                                            ==========

The Manager and Distributor have no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $49,640 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

3. Capital Stock
At June 30, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Six Months
                                                     Ended                              Year
                                                 June 30, 2005                          Ended
Class A                                           (Unaudited)                     December 31, 2004
-------                                            ---------                      -----------------

Sold...................................            295,656,415                        525,436,325
Issued on reinvestment of dividends....                959,581                            555,049
Redeemed...............................           (305,847,800)                      (506,940,245)
                                                 -------------                      -------------
Net increase (decrease)................             (9,231,804)                        19,051,129
                                                 =============                      =============


Class B
-------

Sold......................................          33,504,098                         70,831,574
Issued on reinvestment of dividends.......             114,288                            121,952
Redeemed..................................         (38,997,735)                       (62,445,730)
                                                 -------------                      -------------
Net increase (decrease)...................          (5,379,349)                         8,507,796
                                                 =============                      =============


Advantage Shares
----------------

Sold......................................          43,640,690                         87,008,995
Issued on reinvestment of dividends.......             152,373                             92,489
Redeemed..................................         (47,203,484)                       (87,725,594)
                                                 -------------                      -------------
Net increase (decrease)...................          (3,410,421)                          (624,110)
                                                 =============                      =============

As of June 30, 2005, the breakdowns of net assets by share class were as follows:
Class A shares............................       $ 173,560,021
Class B shares............................          18,657,675
Advantage shares..........................          30,982,822
                                                 -------------
   Total..................................        $223,200,518
                                                  ============

4. Liabilities
At June 30, 2005, the Fund had the following liabilities:
Fees payable to Affiliates*...............       $      12,383
Securities purchased payable..............          12,318,453
Dividends payable.........................              64,047
Accrued other payables....................               7,033
                                                 -------------
   Total liabilities......................       $  12,401,916
                                                 =============

*   Includes fees payable to Reich & Tang Asset  Management,  LLC, Reich & Tang  Distributors,  Inc. and
Reich & Tang Services, Inc.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Tax Information

The tax character of all distributions paid during the years ended December 31, 2004 and 2003 were tax-exempt income.

At December 31, 2004, the Fund had for federal income tax purposes, capital losses of $475,130, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.
At December 31, 2004, the undistributed tax-exempt income for income tax purposes amounted to $189,507.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

7. Financial Highlights

                                               Six Months
                                                  Ended                                    Period Ended December 31,
Class A                                       June 30, 2005    -------------------------------------------------------------
-------                                        (Unaudited)        2004         2003         2002         2001         2000
                                                ---------      ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....        $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                ----------     ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income...............            0.006         0.003        0.002        0.005        0.016        0.027
    Net realized and unrealized gain (loss)
      on investments....................            0.000         0.000        0.000        0.000        0.000        0.000
                                                ----------     ---------    ---------    ---------    ---------    ---------
    Total from investment operations....            0.006         0.003        0.002        0.005        0.016        0.027

Less distributions from:
    Dividends from net investment income           (0.006)       (0.003)      (0.002)      (0.005)      (0.016)      (0.027)
    Net realized gains on investments...           (  -- )       (  -- )      (  -- )      (  -- )      (  -- )      (  -- )
                                                ----------     ---------    ---------    ---------    ---------    ---------
    Total Distributions.................           (0.006)       (0.003)      (0.002)      (0.005)      (0.016)      (0.027)
                                                ----------     ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........        $   1.00       $  1.00      $  1.00      $  1.00      $  1.00     $   1.00
                                                ==========     =========    =========    =========    =========    =========
Total Return............................            0.63%(a)      0.33%        0.17%        0.55%        1.57%        2.75%


Ratios/Supplemental Data

Net assets, end of period (000).........         $ 173,560     $ 182,770    $ 163,675    $ 161,935    $ 184,975    $ 198,530
Ratios to average net assets:
    Expenses, net of fees waived (b)......          0.89%(c)      0.88%        0.84%        0.86%        0.79%         0.85%
    Net investment income.................          1.19%(c)      0.35%        0.19%        0.57%        1.60%         2.67%
    Management and administration fees waived       0.00%(c)      0.02%        0.04%        0.14%        0.04%         0.00%
    Shareholder servicing fees waived.....          0.00%(c)      0.00%        0.02%        0.00%        0.00%         0.00%
    Expenses paid indirectly..............          0.00%(c)      0.00%        0.00%        0.00%        0.00%         0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


7. Financial Highlights (Continued)

                                               Six Months
                                                  Ended                                    Period Ended December 31,
Class B                                       June 30, 2005    --------------------------------------------------------------
-------                                        (Unaudited)        2004         2003         2002         2001         2000
                                                ---------      ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......      $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                ---------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income.................          0.007         0.005        0.004        0.008        0.018         0.030
    Net realized and unrealized gain (loss)
      on investments......................          0.000         0.000        0.000        0.000        0.000         0.000
                                                ---------      ----------   ----------   ----------   ----------   ----------
    Total from investment operations......          0.007         0.005        0.004        0.008        0.018         0.030

Less distributions:
    Dividends from net investment income           (0.007)       (0.005)      (0.004)      (0.008)      (0.018)       (0.030)
    Net realized gains on investments.....         (  -- )       (  -- )      (  -- )      (  -- )      (  -- )       (  -- )
                                                ---------      ----------   ----------   ----------   ----------   ---------
    Total Distributions...................         (0.007)       (0.005)      (0.004)      (0.008)      (0.018)       (0.030
                                                ---------      ----------   ----------   ----------   ----------   ---------
Net asset value, end of period............      $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                ==========     =========    =========    =========    =========    =========
Total Return..............................          0.71%(a)      0.52%        0.39%        0.77%        1.79%         2.99%


Ratios/Supplemental Data

Net assets, end of period (000)...........      $ 18,658       $ 24,030     $ 15,526     $ 24,778     $ 19,729      $374,920
Ratios to average net assets:
    Expenses, net of fees waived (b)......         0.71%(c)       0.69%        0.63%        0.64%        0.58%         0.62%
    Net investment income.................         1.31%(c)       0.58%        0.39%        0.78%        1.92%         2.97%
    Management and administration fees waived      0.00%(c)       0.02%        0.04%        0.14%        0.04%         0.00%
    Expenses paid indirectly..............         0.00%(c)       0.00%        0.00%        0.00%        0.00%         0.00%



(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

7. Financial Highlights (Continued)

                                                      Six Months
Advantage Shares                                        Ended          Year Ended December 31,               November 22, 2002
----------------                                    June 30, 2005     -------------------------        (Commencement of Offering) to
                                                     (Unaudited)         2004           2003                 December 31, 2002
                                                      ---------       ---------      ---------               -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........       $   1.00        $   1.00       $   1.00                    $   1.00
                                                      ---------       ---------      ---------                   ---------
Income from investment operations:
    Net investment income......................           0.006           0.003          0.002                       0.000
    Net realized and unrealized gain (loss)
       on investments..........................           0.000           0.000          0.000                       0.000
                                                      ---------       ---------      ---------                   ---------
    Total from investment operations...........           0.006           0.003          0.002                       0.000

Less distributions:
    Dividends from net investment income.......          (0.006)         (0.003)        (0.002)                     (0.000)
    Net realized gains on investments..........          ( --  )         ( --  )        ( --  )                     ( --  )
                                                      ---------       ---------      ----------                  ---------
    Total Distributions........................          (0.006)         (0.003)        (0.002)                     (0.000)
                                                      ---------       ---------      ----------                  ---------
Net asset value, end of period.................       $   1.00        $   1.00       $   1.00                    $   1.00
                                                      =========       =========      ==========                  =========
Total Return...................................           0.57%(a)        0.31%          0.17%                       0.04%(a)


Ratios/Supplemental Data

Net assets, end of period (000)................       $  30,983       $  34,387      $  34,997                   $  49,822
Ratios to average net assets:
    Expenses, net of fees waived (b)...........           1.00%(c)        0.90%          0.84%                       0.84%(c)
    Net investment income......................           1.06%(c)        0.31%          0.19%                       0.50%(c)
    Management and administration fees waived..           0.00%(c)        0.02%          0.04%                       0.14%(c)
    Shareholder servicing and distribution fees waived    0.35%(c)        0.43%          0.46%                       0.44%(c)
    Expenses paid indirectly...................           0.00%(c)        0.00%          0.00%                       0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).



INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA6/05S

CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.



                    Semi-Annual Report
                       June 30, 2005
                        (Unaudited)

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S. C.ss.1350.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: September 7, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: September 7, 2005

* Print the name and title of each signing officer under his or her signature.